UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Cleef Asset Management Inc.
Address: 3201 Enterprise Parkway
         Suite 140
         Beachwood, OH  44122

13F File Number:  028-13694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michelle Borelli
Title:     Chief Compliance Officer
Phone:     (216) 464-0253

Signature, Place, and Date of Signing:

 /s/ Michelle Borelli     Beachwood, OH     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    87

Form 13F Information Table Value Total:    $164,257 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204     4978   239465 SH       Sole                                     239465
ABBOTT LABS                    COM              002824100      770    11760 SH       Sole                                      11760
AMERICAN EXPRESS CO            COM              025816109     2030    35313 SH       Sole                                      35313
AMGEN INC                      COM              031162100      377     4375 SH       Sole                                       4375
APPLE INC                      COM              037833100     7708    14484 SH       Sole                                      14484
ARCHER DANIELS MIDLAND CO      COM              039483102     2226    81288 SH       Sole                                      81288
AUTOMATIC DATA PROCESSING IN   COM              053015103      784    13775 SH       Sole                                      13775
BANK OF AMERICA CORPORATION    COM              060505104      355    30584 SH       Sole                                      30584
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      377     4205 SH       Sole                                       4205
BLACKROCK INC                  COM              09247X101      751     3635 SH       Sole                                       3635
BLACKROCK MUNIVEST FD INC      COM              09253R105      132    12000 SH       Sole                                      12000
BOEING CO                      COM              097023105      445     5910 SH       Sole                                       5910
BP PLC                         SPONSORED ADR    055622104     3221    77365 SH       Sole                                      77365
BRISTOL MYERS SQUIBB CO        COM              110122108      205     6300 SH       Sole                                       6300
CAMERON INTERNATIONAL CORP     COM              13342B105      271     4800 SH       Sole                                       4800
CELGENE CORP                   COM              151020104      507     6460 SH       Sole                                       6460
CHEVRON CORP NEW               COM              166764100      793     7332 SH       Sole                                       7332
CISCO SYS INC                  COM              17275R102     3259   165833 SH       Sole                                     165833
COCA COLA CO                   COM              191216100      364    10050 SH       Sole                                      10050
COMPASS MINERALS INTL INC      COM              20451N101      263     3515 SH       Sole                                       3515
CORNING INC                    COM              219350105     3896   308692 SH       Sole                                     308692
DEERE & CO                     COM              244199105      422     4886 SH       Sole                                       4886
DISNEY WALT CO                 COM DISNEY       254687106      288     5775 SH       Sole                                       5775
E M C CORP MASS                COM              268648102      296    11700 SH       Sole                                      11700
EMERSON ELEC CO                COM              291011104      519     9802 SH       Sole                                       9802
ENTERPRISE PRODS PARTNERS L    COM              293792107      220     4400 SH       Sole                                       4400
EXELON CORP                    COM              30161n101      528    17761 SH       Sole                                      17761
EXXON MOBIL CORP               COM              30231G102     7233    83574 SH       Sole                                      83574
FIRSTENERGY CORP               COM              337932107      324     7763 SH       Sole                                       7763
GENERAL ELECTRIC CO            COM              369604103     4341   206804 SH       Sole                                     206804
GENERAL MLS INC                COM              370334104      571    14134 SH       Sole                                      14134
GILEAD SCIENCES INC            COM              375558103     1988    27065 SH       Sole                                      27065
GOODYEAR TIRE & RUBR CO        COM              382550101      462    33471 SH       Sole                                      33471
GOOGLE INC                     CL A             38259P508     5965     8433 SH       Sole                                       8433
HARLEY DAVIDSON INC            COM              412822108      371     7600 SH       Sole                                       7600
HEALTH CARE REIT INC           COM              42217k106      360     5871 SH       Sole                                       5871
HIGHWOODS PPTYS INC            COM              431284108     1226    36651 SH       Sole                                      36651
HOME DEPOT INC                 COM              437076102     1045    16900 SH       Sole                                      16900
HONEYWELL INTL INC             COM              438516106      214     3364 SH       Sole                                       3364
INTERNATIONAL BUSINESS MACHS   COM              459200101     2307    12046 SH       Sole                                      12046
INVACARE CORP                  COM              461203101      224    13717 SH       Sole                                      13717
ISHARES TR                     DJ SEL DIV INX   464287168      283     4946 SH       Sole                                       4946
JOHNSON & JOHNSON              COM              478160104     4662    66511 SH       Sole                                      66511
JPMORGAN CHASE & CO            COM              46625H100      911    20720 SH       Sole                                      20720
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      795     9964 SH       Sole                                       9964
LAMAR ADVERTISING CO           CL A             512815101     1679    43325 SH       Sole                                      43325
LAZARD LTD                     SHS A            G54050102     3543   118745 SH       Sole                                     118745
LIFELOCK INC                   COM              53224V100     1143   140630 SH       Sole                                     140630
MCCORMICK & CO INC             COM NON VTG      579780206     1847    29072 SH       Sole                                      29072
MERCK & CO INC NEW             COM              58933y105      549    13408 SH       Sole                                      13408
MICROSOFT CORP                 COM              594918104      525    19650 SH       Sole                                      19650
NATIONAL PENN BANCSHARES INC   COM              637138108      106    11398 SH       Sole                                      11398
NOVO-NORDISK A S               ADR              670100205      326     1999 SH       Sole                                       1999
ORACLE CORP                    COM              68389X105      201     6042 SH       Sole                                       6042
PAYCHEX INC                    COM              704326107     4386   141019 SH       Sole                                     141019
PEPSICO INC                    COM              713448108     2673    39058 SH       Sole                                      39058
PFIZER INC                     COM              717081103     1177    46945 SH       Sole                                      46945
PLUM CREEK TIMBER CO INC       COM              729251108     1238    27895 SH       Sole                                      27895
PRICE T ROWE GROUP INC         COM              74144T108     3162    48555 SH       Sole                                      48555
PROCTER & GAMBLE CO            COM              742718109     1088    16030 SH       Sole                                      16030
PROGRESSIVE CORP OHIO          COM              743315103    18124   858980 SH       Sole                                     858980
PVF CAPITAL CORP               COM              693654105       22    10000 SH       Sole                                      10000
QUALCOMM INC                   COM              747525103      371     6000 SH       Sole                                       6000
ROCKWELL COLLINS INC           COM              774341101     2123    36495 SH       Sole                                      36495
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      265     3850 SH       Sole                                       3850
SCHLUMBERGER LTD               COM              806857108     3850    55550 SH       Sole                                      55550
SCHWAB CHARLES CORP NEW        COM              808513105     3491   243132 SH       Sole                                     243132
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201     1110    32750 SH       Sole                                      32750
SCHWAB STRATEGIC TR            US DIVIDEND EQ   808524797      886    31275 SH       Sole                                      31275
SIRIUS XM RADIO INC            COM              82967N108       50    17200 SH       Sole                                      17200
SPDR S&P 500 ETF TR            TR UNIT          78462F103     2599    18252 SH       Sole                                      18252
STERIS CORP                    COM              859152100      501    14430 SH       Sole                                      14430
STRYKER CORP                   COM              863667101     1680    30639 SH       Sole                                      30639
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      343     6900 SH       Sole                                       6900
SYSCO CORP                     COM              871829107      344    10875 SH       Sole                                      10875
TRANSCANADA CORP               COM              89353D107      618    13050 SH       Sole                                      13050
UNITEDHEALTH GROUP INC         COM              91324P102      650    11976 SH       Sole                                      11976
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835      205     2440 SH       Sole                                       2440
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652    12621   208604 SH       Sole                                     208604
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     2272    45980 SH       Sole                                      45980
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     6053   132305 SH       Sole                                     132305
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     5790   130022 SH       Sole                                     130022
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     1662    47185 SH       Sole                                      47185
VERIZON COMMUNICATIONS INC     COM              92343V104      830    19183 SH       Sole                                      19183
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209      597    23716 SH       Sole                                      23716
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101      372    14239 SH       Sole                                      14239
WASTE MGMT INC DEL             COM              94106L109     3918   116125 SH       Sole                                     116125